Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Total current tax	£ 2,291	£ 2,116	£ 1,176
Deferred tax:
In respect of prior years, deferred tax	1,007	333	430
Total deferred tax	110
Income tax credit	2,401	2,116	1,176
Current income tax receivable	4,225	2,195	1,182
Deferred tax	81
U.K.
Current tax:
In respect of current year	2,298	1,906	1,182
In respect of prior years	3	235
Deferred tax:
Current income tax receivable	4,207	2,141	1,182
U.S.
Current tax:
In respect of current year	(10)	(28)	(6)
In respect of prior years		3
Deferred tax:
In respect of current year, deferred tax	61
In respect of prior years, deferred tax	49
Current income tax receivable	18	£ 54
Deferred tax	£ 81
Current income tax payable			£ 6